SEGMENT REPORTING (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 segment	Dec. 31, 2015 segment
Segment reporting
Number of operating segments | segment				2	1
Product sales	$ 398,151	$ 243,626	$ 227,539
Cost of revenues	221,997	146,029	166,343
Total	398,151	243,626	227,539
Cost of Product Sales	221,997	146,029	166,343
Gross profit	176,154	97,597	61,196
Unallocated operating expenses	172,299	113,649	98,677
Loss from operations	3,855	(16,052)	(37,481)
Foreign Currency Transaction Gain (Loss), Unrealized	1,407	129	(339)
Interest income	103	297	487
Interest expense	(92)	(66)	(5)
Change in fair value of convertible promissory notes		14,591	(22,791)
Other income, net	12,898	283
(Loss) / Income before income taxes and share of income and gain from equity method investment	16,764	(947)	(59,790)
Product sales
Segment reporting
Product sales	382,075	236,705	216,407
Cost of revenues	211,430	144,061	156,326
Total	382,075	236,705	216,407
Cost of Product Sales	211,430	144,061	156,326
Gross profit	170,645	92,644	60,081
Service and others
Segment reporting
Product sales	16,076	6,921	11,132
Cost of revenues	10,567	1,968	10,017
Total	16,076	6,921	11,132
Cost of Product Sales	10,567	1,968	10,017
Gross profit	$ 5,509	$ 4,953	$ 1,115